Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
(a) Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (See Note 8
(Group Subsidiaries) to the consolidated financial statements) and Variable Interest Entities (“VIE”) (See Note 9 (Variable Interest Entities). All intercompany accounts and transactions have been eliminated in consolidation.
On October 21, 2019 the Company entered into a sale and leaseback to refinance one of its vessels,
Navigator Aurora
. The sale price agreed was $77.5 million, with the buyer paying 90% of the vessel’s value, or $69.75 million and prepaid hire
representing the remaining 10%. From the proceeds, $44.5 million was used to repay the vessel’s secured tranche of the December 2015 secured revolving credit facility. Simultaneous with this sale,

the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10. The transaction was closed on October 28, 2019. The transaction does not meet the criteria to be accounted for as a sale under U.S. GAAP Accounting Standards Update (“ASU”) No.
 2014-09,
Revenue from Contracts with Customers (Topic 606), and therefore has been accounted for as a financing transaction.
As of December 31, 2019, the Company has consolidated 100% of OCY Aurora Ltd., the lessor variable interest entity (‘‘lessor VIE’’) that we have leased the
Navigator Aurora
from under a sale and leaseback arrangement. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of a financial institution. We have applied the guidance within Topic 810 –
Consolidation
, and concluded that the SPV was a VIE within the scope of the variable interest model as OCY Aurora Ltd. was formed as a Limited Liability Company and meets the definition of a legal entity in the Codification and none of the VIE scope exemptions in
810-10-15-12
or
810-10-15-17
apply. We have concluded that we have a variable interest in the SPV because the bareboat charter has fixed price call options to acquire
Navigator Aurora
from the SPV at various dates
throughout

the
13 year lease/bareboat charter term, commencing from the fifth year, initially at USD 44.8 million. The call options are considered to be variable interests as each option effectively transfers substantially all of the rewards from
Navigator Aurora
to us and effectively caps the SPV’s ability to benefit from the rewards of ownership.
The Company must evaluate whether we are the primary beneficiary of a VIE after concluding that the SPV is in the scope of the variable interest model, we have a variable interest in the entity and the SPV is a VIE. As outlined in ASC
810-10-25-38
an entity has a controlling financial interest in a VIE and must consolidate the VIE if it has both power and benefits, that is, it has (1) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance (power) and (2) the obligation to absorb losses or the right to receive benefits from the VIE that potentially could be significant to the VIE (benefits). The Company has performed an analysis and concluded that the Company exercises power through the exercise of the call options in the lease agreement. The call options, although not an activity of the SPV, if exercised would significantly impact the SPV’s economic performance as the SPV owns no other revenue generating assets. The options transfer to the Company the right to receive benefits as they are struck at a predetermined price. The SPV is not able to benefit from and is protected from decreases in the value of the vessel. If the vessel’s market value declines (either due to market forces or the condition of the vessel), then the call option will provide the SPV protection up to the point where it would not be economically viable for the Company to exercise the option. In addition, the Company has the power to direct decisions over the activities and care of the vessel which directly impact its value such as for the day-to-day
commercial, technical management and operation of the vessel. The Company may choose to appoint managers other than those named in the agreement to manage the vessel, to which the SPV must consent and which cannot be “unreasonably withheld”.
While we do not hold any equity investments in this lessor VIE, we have concluded that we are the primary beneficiary of the lessor VIE under U.S. GAAP and accordingly we are required to consolidate this lessor VIE into our financial results. Accordingly, although consolidated into our results, we have no control over the funding arrangements negotiated by this lessor VIE entity including the interest rates to be applied. In consolidating the lessor VIE into our financial results, we must make assumptions regarding the debt amortization profile and the interest rate to be applied against the lessor VIE’s debt principal. Furthermore, our estimation process is dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor VIE entity.
By virtue of the accounting principle of consolidation, transactions between consolidated entities
are eliminated and accordingly the sale and leaseback refinancing transaction with OCY Aurora is not shown as a liability in the Company’s consolidated balance sheets, being superseded by the Navigator Aurora Facility between OCY Aurora and Ocean Yield Malta Limited. Please read Note 20 (Related Party Transactions) to our consolidated financial statements. Under the sale and leaseback transaction we are committed to monthly principal payments until the year five purchase option which include interest payable at a rate of U.S. LIBOR plus 430 basis points per annum. For additional detail refer to Note 9 (Variable Interest Entities) to our consolidated financial statements.
On January 31, 2018, the Company announced the execution of definitive agreements creating a 50/50 joint venture with Enterprise Products Partners L.P. (the “Export Terminal Joint Venture”) to construct and operate an ethylene export marine terminal at Morgan’s Point, Texas on the Houston Ship Channel (the “Marine Export Terminal”). Enterprise Products Partners, L.P. is the sole managing member of the Export Terminal Joint Venture and it is also the operator of the Marine Export Terminal. Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes capitalized interest. The capitalised interest will be amortised over the useful life of the terminal. Subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which joint control ceases.
The Export Terminal Joint Venture is organized as a limited liability company and maintains separate ownership accounts, consequently we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the investee’s operating and financial policies. In consolidation, we disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the income statement and adjust the carrying amount of our equity method investments accordingly. The equity method investment is reviewed for indicators of impairment when events or circumstances indicate the carrying amount of the investment may not be recoverable. When such indicators are present, we determine if the indicators are ‘other than temporary’ to determine if an impairment exists. If we determine that an impairment exists, a discounted cash flow analysis is carried out based on the future cash flows expected to be generated over the investment’s estimated remaining useful life. The resulting net present value is compared to the carrying value and we would recognize an impairment loss equal to the amount by which the carrying amount exceeds its fair value.
Considerations in identifying if indicators of impairment are present for the equity method investment include significant incidents that have resulted in the forecast future operating cash flows to be amended, such as significant market events that impact the terminal operations and cashflow, physical damage to assets, recurring financial losses for consecutive periods or changes to the Company’s equity holding in the investment. As of December 31, 2019, the aggregate carrying value of our investment in the Export Terminal Joint Venture was $130.7 million. Although management believes that the assumptions used to evaluate potential impairment are reasonable and appropriate at the time they were made, such assumptions are highly subjective and likely to change, possibly materially, in the future. We believe that that there are no events or circumstances that indicate that the value of the investment in the Export Terminal Joint Venture should be impaired as of December 31, 2019. Accordingly, no impairment charge has been recorded as of December 31, 2019 following the requirements of our U.S. GAAP impairment accounting policy.
Our joint venture partner, and operator of the terminal have a robust business continuity process in place following CDC guidance and have adapted their existing HSE policy following the outbreak of
COVID-19.
The team onsite adhere
s
to social distancing procedures and are currently operating efficiently and have seen little impact from
COVID-19
with vessels continuing to load ethylene and with committed throughput contracts now scheduled to commence from June 1, 2020. As the completion of the cryogenic storage tank continues on schedule and the committed throughput volumes are scheduled to commence, there are no current indicators to suggest an impairment of our investment is required as a result of the
COVID-19
pandemic.
As of December 31, 2019, the Company has consolidated 100% of PT Navigator Khatulistiwa, a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE.
In June 2018, the FASB issued ASU
2018-07,
Improvements to Nonemployee Share-Based Payment Accounting, which more closely aligns the accounting for employee and nonemployee share-based payments. This ASU is effective for Public business entities for annual and interim periods in fiscal years beginning after December 15, 2018. We adopted the new standard with effect from January 1, 2019, and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.
On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”)
2016-02,
Leases, (‘Topic 842’), which supersedes Topic 840, Leases and requires lessees to recognize most leases on-balance
sheet and disclose key information about leasing arrangements. ASU
2016-02
was subsequently amended by ASU
2018-10,
Codification Improvements to Topic 842 Leases; ASU
2018-11,
Targeted Improvements, which clarifies and corrects errors in ASC 842; and ASU
2018-20,
Narrow-Scope Improvements for Lessors. The effective date and transition requirements in ASU
2018-10,
ASU
2018-11
and ASU
2018-20
are the same as the effective date and transition requirements of ASU
2016-02.
The Company has elected all of the standard’s practical expedients in ASC
842-10-65-1(f)
as a package on adoption. We have not elected the
use-of-hindsight
or the practical expedient pertaining to land easements; the latter not being applicable to us.
On January 1, 2019, the Company adopted ASU
2018-11,
Leases—Targeted Improvements, which created a new, optional, transition method, the “Comparatives Under ASC 840” option, for implementing ASU
2016-02,
which can only be adopted by entities either at (1) the beginning of the company’s first reporting period after issuance or (2) the entity’s mandatory ASU
2016-02
effective date. This choice of method affects only the timing of when an entity applies the transition provisions. The Company applied this optional transition method on January 1, 2019. Under this transition method, a cumulative-effect adjustment to the consolidated statement of stockholder’s equity of $0.1 million was recorded which represents the amounts of expense that would not have been recognized in retained earnings for the year ended December 31, 2018. The presentation of the consolidated financial statements for comparative periods has remained unchanged.
We used the effective date as our date of initial application. Consequently, for dates and periods prior to January 1, 2019, financial information was not updated, and the disclosures required under the new standard were not provided. The Company applied Topic 842 by recognizing the cumulative effect of initially applying Topic 842 as an adjustment to the opening balance of equity as of January 1, 2019. Therefore, the comparative information has not been adjusted and continues to be reported under Topic 840 or Topic 606 as applicable. Under Topic 840, our three office leases were classified as operating leases, with rental costs for the year ended December 31, 2018 of

$
1.3
 million recognized within General and Administrative costs in the consolidated income statements. Under Topic 840 there were no amounts for operating leases recognized in the consolidated balance sheet
s
at December 31, 2018.
The new standard established a
right-of
use (“ROU”) model that requires a lessee to recognize a ROU asset, representing the right to use the asset for a specified period of time and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Existing leases with a contracted term of less than 12 months on January 1, 2019 are classified as short-term leases on adoption of the new standard and qualify for an exemption from recognizing ROU assets or lease liabilities for periods presented after January 1, 2019. Leases for lessees under ASU
2016-02
are classified as financing or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
Under ASU
2016-02
we have recognized new ROU assets and liabilities on our balance sheet for our operating leases, relating to long-term commitments for our offices in London, New York and Gdynia. At the adoption date of January 1, 2019, we had no short-term lease commitments. Lease liabilities and right-of-use
assets for operating leases are initially measured at the present value of the lease payments not yet paid, discounted using the discount rate for the lease determined at the later of the date of initial application or the lease commencement date. As a lessee, the Company has elected not to separate lease and non-lease
components pertaining to
operating lease payments. The discount rate used is the Company’s incremental borrowing rate, defined as the rate of interest that the Company as lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Consequently, operating lease liabilities of $7.5 million, based on the present value of the remaining minimum rental payments; and ROU assets of $6.8 million have been recognized on the Company’s consolidated balance sheet
s
as of December 31, 2019, with accretion of the liabilities and amortization of the ROU assets over the remaining length of the lease terms. At December 31, 2019, based on the remaining lease liabilities, the weighted average remaining lease term was 6.5 years. At December 31, 2019, the weighted average discount rate across the three leases was 5.56%.
The lease for our office in Poland is subject to annual
indexation
each January according to the Eurozone All Items Monetary Union Index of Consumer Prices (“MUICP”) index as quoted for the previous year. ASU
2016-02
requires lessees to include such variable lease payments in the value of the remaining lease payments and, therefore, in the measurement of a lessee’s lease liabilities at the adoption date of January 1, 2019. The lease payments relating to the Poland office lease are not remeasured at the beginning of each year, the effect of future increases in MUICP are recognized as part of lease-related costs in each year and classified as variable lease costs. For the year ended December 31, 2019, total operating lease costs were

$1.4
million, which include immaterial variable lease costs and are presented in General and Administrative costs within the consolidated statements of operations and in cash flows from operating activities within the consolidated statements of cash flows.
The new standard also requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease in effect, transfers control of the underlying assets to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third-party, the lease is a direct financing lease. All lessor leases that are not sales-type or direct financing leases are operating leases.
For the Company as a lessor, in applying ASU
2016-02,
we believe that our vessels contracted under voyage charters or contracts of affreightment do not qualify as leases, as the charterer does not have the right to operate the asset and we maintain the right to direct the use of the asset during the period of charter hire. Vessels on time charters will continue to qualify as operating leases, when the charterer has the right to obtain substantially all of the benefits and can direct how and for what purposes the vessel will be used, and the Company has no substantive substitution rights. Time charters do not qualify as direct finance leases under ASU
2016-02
as the present value of the sum of the lease payments does not exceed the fair value of the underlying vessel.
The Company has elected, as a package, the practical expedients available in ASC
842-10-65-1(f)
to not
re-assess
whether any existing or expired contracts are, or contain leases, for voyages in progress at the adoption date of January 1, 2019. We have assessed new charter contracts signed after the adoption date for whether they are, or contain, leases and should be recognized under ASU
2016-02.
Charter contracts that do not contain a lease will be accounted for under Topic 606. The adoption of ASU
2016-02
has not resulted in a change to the classification of time charters, voyage charters or contracts of affreightment, the period over which we recognize revenue and, as a lessor, there has been no significant impact on our consolidated financial statements or cash flows as a result.
ASU
2018-11,
Leases—Targeted Improvements, which the Company adopted on January 1, 2019, contains an amendment to ASU
2016-02
that would allow lessors to elect, as a practical expedient, by class of underlying asset, not to separate lease and non-lease
components of a contract. The amendment allows these components to be accounted for as a single component if the non-lease
components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: (i) the timing and pattern of transfer for the lease component and non-lease
components associated with that lease component are the same and (ii) the lease component, if accounted for separately, would be classified as an operating lease. Also, the ASU states that if the non-lease
component or components associated with the lease component are the predominant component of the combined component, an entity should account for the combined component in accordance with Topic 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with Topic 842. The Company has elected the package of practical expedients, as mentioned above. In addition, the Company has performed a qualitative analysis of each of its time charter contracts to determine whether the lease or non-lease
component is the predominant component of the contract. The Company concluded that the lease component is the predominant component as the lessee would attribute more value to the ability to direct the use of the vessel rather than to the technical and crewing services to operate the vessel which are add-on
services to the lessee. Accordingly, revenue from vessels under time charters, which are accounted as lease revenue for under ASC 842, are presented as a single lease component.
On January 1, 2019, the Company adopted ASU
2019-01,
Leases (Topic 842); Codification Improvements, which, amongst other things, aligns the guidance in Topic 842 for determining fair value and its application to lease classification and measurement for lessors that are not manufacturers or dealers with that of existing guidance; and clarifies that lessees and lessors are exempt from a certain interim disclosure requirement associated with adopting the new leases standard within the fiscal year of adoption. This standard is effective on adoption of ASU
2016-02,
the new leasing standard. The Company adopted ASU
2016-02
and ASU
2019-01
on January 1, 2019. Accordingly, interim disclosures about the effect on income of adoption of ASC 842 are excluded from the required disclosures in these financial statements, in a manner similar to the annual disclosures in ASC
250-10-50-1(b)(2).
Operating revenue
The following table compares our operating revenue by the source of revenue stream for the years ended December 31, 2018 and 2019:

	Year ended December 31, (in thousands)
	2018	2019
Operating revenue:
Time charters	$168,500	$168,641
Voyage charters (*)	141,546	132,744

Total operating revenue	$310,046	$301,385

*	Voyage Charter revenues: Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.

As of December 31, 2019, for voyage charters and contracts of affreightment, services accounted for under Topic 606, the amount of contract assets reflected within accrued income on the Company’s consolidated balance sheets was $4.4 million (December 31, 2018: $4.1 million). The amount of contract liabilities reflected within deferred income on the Company’s consolidated balance sheets was $3.0 million (December 31, 2018: $1.7 million).
Contract assets relate to our conditional right to consideration for our completed performance under voyage charters and contracts of affreightment and are recognized when the right to consideration becomes unconditional. Contract liabilities include payments received in advance of performance under these contracts and are recognized when performance under the respective contract has been completed.
The amount allocated to costs incurred to obtain and fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences was $1.3 million (December 31, 2018: $1.5 million) and is reflected within prepaid expenses and other current assets on the Company’s consolidated balance sheets.
Amounts allocated to unsatisfied performance obligations at the reporting date will be recognized over time, which is expected to occur within three months from December 31, 2019. Deferred income of $1.7 million relating to unsatisfied or partially satisfied performance obligations as at December 31, 2018 has been recognized as revenue in the year ended December 31, 2019 as the performance obligations have been satisfied.
Time charter revenues
As of December 31, 2019, 25 of the Company’s 38 operated vessels, were subject to time charters, 18 of which will expire within one year, three which will expire within three years, and four which will expire within nine years. (December 31, 2018, 23 of the Company’s 38 operated vessels, were subject to time charters, 15 of which will expire within one year, two which will expire within three years, and six which will expire within nine years). The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2020:	$123,222
2021:	$62,887
2022:	$43,961
2023:	$38,667
2024:	$21,516
2025 onwards:	$48,330

For time charter revenues accounted for under Topic 842, the amount of accrued income on the Company’s consolidated balance sheets was $1.8 million (December 31, 2018: $0.6 million). The amount of hire payments received in advance under time charter contracts, recognized as a liability and reflected within deferred income on the Company’s consolidated balance sheets was $11.2 million (December 31, 2018: $6.6 million). Deferred income allocated to time charters will be recognized ratably over time, which is expected to be within one month from December 31, 2019.
(b) Vessels
Vessels are stated at cost, which includes the cost of construction, capitalized interest and other direct costs attributable to the construction. The cost of the vessels (excluding the estimated initial drydocking cost) less their estimated residual value is depreciated on a straight-line basis over the vessel’s estimated useful life. Management estimates the useful life of each of the Company’s vessels to be 30 years from the date of its original construction.
(c) Vessels Under Construction
Vessels under construction are stated at cost, which includes the cost of construction, capitalized interest and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.
(d) Impairment of Vessels
Our vessels are reviewed for impairment when events or circumstances indicate the carrying amount of the vessel may not be recoverable. When such indicators are present, a vessel is tested for recoverability and we recognize an impairment loss if the sum of the future cash flows (undiscounted and excluding interest charges that will be recognized as an expense when incurred) expected to be generated by the vessel over its estimated remaining useful life are less than its carrying value. If we determine that a vessel’s undiscounted cash flows are less than its carrying value, we record an impairment loss equal to the amount by which its carrying amount exceeds its fair value. The new lower cost basis would result in a lower annual depreciation than before the impairment.
Considerations in making such an impairment evaluation include comparison of current carrying values to anticipated future operating cash flows, expectations with respect to future operations and other relevant factors. The estimates and assumptions regarding expected cash flows require considerable judgment and are based upon historical experience, financial forecasts and industry trends and conditions.
(e) Drydocking Costs
Each vessel is required to be
dry-docked
every 30 to 60 months for classification society surveys and inspections of, among other things, the underwater parts of the vessel. These works include, but are not limited to hull coatings, seawater valves, steelworks and piping works, propeller servicing and anchor chain winch calibrations, all of which cannot be performed while the vessels are operating. The Company capitalizes costs associated with the dry-dockings
in accordance with ASC Topic 360 “Property, Plant and Equipment” and amortizes these costs on a straight-line basis over the period to the next expected dry-docking.
Amortization of
dry-docking
costs is included in depreciation and amortization in the Consolidated Statements of
Operations
. Costs incurred during the
dry-docking
period which relate to routine repairs and maintenance are expensed. Where a vessel is newly acquired, or constructed, a proportion of the cost of the vessel is allocated to the components expected to be replaced at the next drydocking based on the expected costs relating to the next drydocking, which is based on experience and past history of similar vessels. Drydocking costs are included within operating activities on the cashflow statement.
(f) Cash, Cash Equivalents and Restricted Cash
The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less when purchased, to be cash equivalents. The Company has cash in a U.S. financial institution which is insured by the Federal Deposit Insurance Corporation (“FDIC”) for up to $0.3 million. As of December 31, 2018, and 2019 and for the years then ended, the Company had balances in this financial institution in excess of the insured amount. The Company also maintains cash balances in foreign financial institutions which are not covered by the FDIC.
Included within cash, cash equivalents and restricted cash as of December 31, 2019 is an amount of $0.8 milllion relating to the cash belonging to the lessor VIE that we are required to consolidate under U.S. GAAP. We had no lessor VIEs as of December 31, 2018. Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.
Amounts included in restricted cash represent those required to be set aside as collateral by a contractual agreement with a banking institution for the forecast future liability on the cross-currency interest rate swap agreement at the reporting date, payable on maturity of our 2018 issued senior secured bonds (“2018 Bonds”). If the Norwegian Kroner depreciates relative to the U.S. Dollar beyond a certain threshold, we are required to place cash collateral with our swap providers. As of December 31, 2019, the collateral amount held with the swap provider was $1.3 million (December 31, 2018, $0.2 million). The amounts held as collateral within restricted cash are assessed against daily currency movements and are presented as current assets on the Company’s consolidated balance sheet
s
.
(g) Financial Instruments—Debt Securities
The 2017 issued senior unsecured bonds (“2017 Bonds”) and 2018 Bonds are recognized at the net amount of the proceeds received. Subsequent measurement is at amortized cost, net of deferred finance costs. Interest accrued on the 2017 Bonds and the 2018 Bonds is calculated on a
360-day
year basis and is included within accrued interest as a current liability. Deferred finance costs are amortized using the effective interest method over the lifetime of the 2017 Bonds and the 2018 Bonds.

(h) Short-Term Investments
Short-term investments represent funds deposited in money market funds with an original maturity of more than three months when purchased. The Company records its short-term investments at fair value. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company’s short-term investments are classified within Level 1 of the fair value hierarchy.
(i) Accounts Receivable, net
The Company carries its accounts receivable at cost less an allowance for doubtful accounts. As of December 31, 2018, and 2019, the Company evaluated its accounts receivable and established an allowance for doubtful accounts, based on a history of past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due
accounts (unless the accounts are subject to legal action), and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed past-due
based on contractual terms.
(j) Bunkers and lubricant oils
Bunkers and lubricant oils include bunkers (fuel), for those vessels under voyage charter, and lubricants. Under a time charter, the cost of bunkers is borne by and remains the property of the charterer. Bunkers and lubricant oils are accounted for on a first in, first out basis and are valued at cost.
(k) Deferred Finance Costs
Costs incurred in connection with obtaining secured term loan facilities, revolving credit facilities and bonds are recorded as deferred financing costs and are amortized to interest expense over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Under the Accounting Standards Update (ASU) 2015- 03, Interest—Imputation of Interest the Company has adopted the accounting standard (Subtopic
835-30)—simplifying
the presentation of debt issuance cost to present the unamortized debt issuance costs, excluding up front commitment fees, as a direct reduction of the carrying value of the debt.
(l) Deferred Income
Deferred income is the balance of cash received in excess of revenue earned under a time charter or voyage charter arrangement as of the balance sheet date.

(m) Revenue Recognition
The Company receives its revenue streams from three different sources; voyage or ‘spot’ charters; contracts of affreightment (“COA”), and time charters.
Voyage charter and COA arrangements
In the case of vess
e
ls contracted under voyage charters, the vessel is contracted for a voyage, or a series of voyages, between two or more ports and the Company is paid for the cargo transported. Revenue from COAs is recognized on the same basis as revenue from voyage charters, as they are essentially a series of consecutive voyage charters. Payment from voyage charters and COAs is due upon discharge of the cargo at the discharge port. Since January 1, 2018, following adoption of ASU No.
 2014-09,
Revenue from Contracts with Customers, (“Topic 606”), our basis for revenue recognition for voyage charters and COAs has changed to recognize revenue on a load port to discharge port basis and determined percentage of completion for all voyage charters and COA’s on a time elapsed basis. The Company believes that the performance obligation towards the customer starts to become satisfied once the cargo is loaded and the obligation becomes completely satisfied once the cargo has been discharged at the discharge port.
Under the new revenue recognition standard, the Company has identified certain costs incurred to obtain and fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related costs are generally fuel or any canal or port costs incurred to get the vessel from its position at inception of the contract to the load port to commence loading of the cargo. These costs are deferred and amortized over the duration of the performance obligation on a time basis.
Prior to the adoption of Topic 606, under a voyage charter or a COA the revenue was recognized on a discharge-to-discharge
basis in determining the percentage of completion commencing from the later of the charter party date and the date of completion of the previous discharge port until the following discharge port. We did not begin recognizing revenue until a charter had been agreed, even if the vessel had discharged its prior cargo and was sailing to the anticipated load port for its next voyage. The adoption of 606 had the effect of recognizing the revenue over a shorter period of time as the performance obligation commences from the loading of the cargo rather than from the inception of the contract.
Time charter arrangements
For vessels contracted under time charters, the arrangements are for a specified period of time. The Company receives a fixed charter rate per on-hire
day which is payable monthly in advance and revenue is recognized ratably over the term of the charter. Within our time charter arrangements key decisions concerning the use of the vessel during the duration of the time charter period reside with the charterer. We are responsible for the crewing, maintenance and insurance of the vessel, and the charterer is generally responsible for voyage specific costs, which typically include bunkers and port/canal costs. As the charterer holds rights to determine how and when the vessel is used and is also responsible for voyage specific costs incurred during the voyage, the charterer derives the economic benefits from the use of the vessel, as control over the use of the vessel is transferred to the charterer during the specified time charter period. Time charters are therefore considered operating leases and since January 1, 2019 we apply the revenue recognition guidance in ASC 842 following the adoption of that standard. In addition, the Company has performed a qualitative analysis of each of its time charter contracts and concluded that the lease component is the predominant component as the charterer would attribute most value to the ability to direct the use of the vessel rather than to the technical and crewing services to operate the vessel which are add-on
services. Accordingly, revenue from vessels under time charter arrangements are presented as a single lease component.
For each year presented prior to January 1, 2019, we recognized revenue for time charters as operating leases under the previous leasing standard, ASC 840, and recorded time charter revenue ratably over the term of the charter.
(n) Other Comprehensive Income / (Loss)
The Company follows the provisions of ASC Topic
220
“Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. Comprehensive income is comprised of net income/(loss)
and foreign currency translation gains and losses.
(o) Voyage Expenses and Vessel Operating Expenses
When the Company employs its vessels on time charter, it is responsible for all the operating expenses of the vessels, such as crew costs, stores, insurance, repairs and maintenance. In the case of voyage charters, the vessel is contracted only for a voyage between two or more ports, and the Company pays for all voyage expenses in addition to the vessel operating expenses. Voyage expenses consist mainly of in-port
expenses, canal fees and bunker (fuel) consumption and are recognized as incurred during the performance obligation (the period of time from load to discharge) of the vessel. The Company has identified certain voyage costs incurred to obtain and fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related costs are generally fuel or any canal or port costs to get the vessel from its position at inception of the contract to the load port to commence loading of the cargo. These costs are deferred and amortized over the duration of the performance obligation on a time basis.
(p) Repairs and Maintenance
All expenditures relating to routine maintenance and repairs are expensed when incurred.
(q) Insurance
The Company maintains hull and machinery insurance, war risk insurance, protection and indemnity insurance coverage, increased value insurance, demurrage and defense insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance companies are recognized as prepaid expenses and recorded as a vessel operating expense over the period covered by the insurance contract. In addition, the Company maintains Directors and Officers insurance.
(r) Share-Based Compensation
The Company records as an expense in its financial statements the fair value of all equity-settled stock-based compensation awards. The terms and vesting schedules for share-based awards vary by type of grant. Generally, the awards vest subject to time-based (immediate to three years) service conditions. Compensation expense is recognized ratably over the service period.
(s) Critical Accounting Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates.
(t) Foreign Currency Transactions
Substantially all of the Company’s cash receipts are in U.S. Dollars. The Company’s disbursements, however, are in the currency invoiced by the supplier. The Company remits funds in the various currencies invoiced. The non U.S. Dollar invoices received, and their subsequent payments, are converted into U.S. Dollars when the transactions occur. The movement in exchange rates between these two dates is transferred to an exchange difference account and is expensed each month. The exchange risk resulting from these transactions is not material.

The primary source of our foreign exchange gains and losses are the movements on our Norwegian Kroner denominated 2018 Bonds. The 2018 Bonds are translated into U.S. Dollars at each reporting date at the prevailing exchange rate at the end of the period. The movement in the foreign exchange rates between each reporting date will result in a foreign exchange gain or loss on the 2018 Bonds, which is shown as a single line on the face of the income statement. As of December 31, 2019, the foreign currency exchange gain on the 2018 Bonds for the year was $1.0 million, compared to December 31, 2018 when the foreign currency exchange gain on the 2018 Bonds was $2.4 million. In 2017 we did not hold any
non-U.S.
Dollar denominated financial instruments.
The aggregate amount of all foreign exchange movements recorded in net income for the year ended December 31, 2019, was a $0.8 million gain compared to a $1.7 million gain for the year ended December 31, 2018. The movement was primarily as a result of the foreign currency translation of the 2018 Bonds mentioned in the previous paragraph.
(u) Derivative instruments
Derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date, regardless of the purpose or intent for holding the derivative. The resulting derivative assets or liabilities are shown as a single line and are not net off against one another on the face of the balance sheet. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract qualifies for hedge accounting and has been designated as a hedging instrument. For derivative instruments that are not designated or that do not qualify as hedging instruments under FASB ASC 815, Derivatives and Hedging, the liability has been recognized as ‘Derivative liabilities’ on the balance sheet and changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated
cross-currency interest rate swap agreement are recorded in realized and unrealized loss on non-designated
derivative instruments in the Company’s consolidated statements of operations
but do not impact our cash flows.
(v) Income Taxes
Navigator Holdings Ltd. and its Marshall Islands subsidiaries are currently not required to pay income taxes in the Marshall Islands on ordinary income or capital gains as they qualify as exempt companies.
The Company has four subsidiaries incorporated in the United Kingdom where the base tax rate is 19%. One UK subsidiary earns management and other fees from fellow subsidiary companies.
The second UK subsidiary holds an investment in PT Navigator Khatulistiwa, a consolidated VIE, and has a loan to our group subsidiary in Poland. The third subsidiary earns management fees from fellow subsidiary companies. The fourth subsidiary is a holding company.
The Company has a subsidiary in Poland where the base tax rate is 19%. The subsidiary earns management fees from fellow subsidiary companies.
The Company has a subsidiary incorporated in Singapore where the base tax rate is 17%. The subsidiary earns management and other fees and receives interest from
a
VIE, PT Navigator Khatulistiwa.
The Company has consolidated a VIE incorporated in Malta where the base tax rate is 35%. This VIE is the lessor entity for the sale and leaseback of Navigator Aurora and pays interest, management and other fees to its parent entity, Ocean Yield Malta (please read Note 9 (Variable Interest Entities) to the consolidated financial statements).
The Company considered the income tax disclosure requirements of ASC Topic 740 “Income Taxes,” with regard to disclosing material unrecognized tax benefits; none were identified. The Company’s policy is to recognize accrued interest and penalties for unrecognized tax benefits as a component of tax expense. As of December 31, 2018, and 2019, there were no accrued interest and penalties for unrecognized tax benefits.
(w) Earnings Per Share
Basic earnings per common share (“Basic EPS”) is computed by dividing the net income/(loss) available to common stockholders by the weighted-average number of shares outstanding. Diluted earnings per common share (“Diluted EPS”) are computed by dividing the net income available to common stockholders by the weighted average number of common shares and dilutive common share equivalents then outstanding.
Shares granted pursuant to the 2013 Restricted Stock Plan are the only dilutive shares, and these shares have been considered as outstanding since their respective grant dates for purposes of computing diluted earnings per share. These shares were only dilutive in the period to December 31, 2017. They were antidilutive in the period to December 31, 2018 and 2019 and thus not included in the calculation of diluted EPS in the last 2 years.
(x) Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence.
(
y
) Segment Reporting
Although separate vessel financial information is available, management internally evaluates the performance of the enterprise as a whole and not on the basis of separate business units or different types of charters. As a result, the Company has determined that it operates as one reportable segment. Since the Company’s vessels regularly move between countries in international waters over many trade routes, it is impractical to assign revenues or earnings from the transportation of international LPG and petrochemical products by geographic area. As disclosed in Note 2(a) Basis of Presentation – there are two different revenue streams due to the nature of the contracts that we operate. The Company believes that all of these contracts are part of the same operating segment of seaborne transportation.
(z) Recent Accounting Pronouncements
The following accounting standards issued as of December 31, 2019, may affect the future financial reporting by Navigator Holdings Ltd:
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses, which changes the recognition model for the impairment of financial instruments, including accounts receivable, loans and held-to-maturity
debt securities, among others. ASU
2016-13
is required to be adopted by public business entities using the modified retrospective method for periods beginning after December 15, 2019, with early adoption permitted for fiscal periods beginning after December 15, 2018.
The Company adopted ASU
2016-13
on January 1, 2020. The adoption will not have a material impact on our consolidated financial statements.
In November 2018, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses which, amongst other things, clarifies that receivables arising from operating leases are not within the scope of the credit losses standard, but rather, should be accounted for in accordance with the lease standard, ASU
2016-02.
ASU
2018-19
is required to be adopted at the same time as ASU
2016-13.
We adopted this amendment on January 1, 2020. The adoption will not have a material impact on our consolidated financial statements.
In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments which, amongst other things, clarifies certain aspects of accounting for credit losses, hedging activities and financial instruments respectively. The amendments within ASU
2019-04
have various effective dates of adoption. The amendments within ASU
2019-04
relating to Topic 815, Derivatives and Hedging are effective from the first annual reporting period beginning after April 25, 2019, which for the Company was from January 1, 2020 and we adopted the amendments on that date. The Company has no derivatives for which hedge accounting has been applied and as such, the amendments contained in this section of ASU
2019-04
are not applicable and will have no impact on our consolidated financial statements on adoption. The amendments relating to Topic 326 and Topic 825 are required to be adopted by public business entities for periods after December 15, 2019. We adopted these amendments on January 1, 2020. The adoption of the amendments relating to Topic 825 will not have a material impact on our consolidated financial statements or related disclosures. ASU
2019-04
provides certain alternatives for the measurement of the allowance for credit losses on accrued interest receivable on adoption of Topic 326. The amendments provide guidance on, amongst other matters, how an entity should consider expected recoveries in its determination of the credit losses allowance and clarify that entities should include expected recoveries on financial assets in the calculation of the current expected credit losses allowance for both pools of financial assets and individual financial assets. We adopted these amendments on January 1, 2020. The adoption of the amendments relating to Topic 326 will not have a material impact on our consolidated financial statements or related disclosures.
In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief which provides transition relief for entities adopting the credit losses standard, ASU
2016-13.
Specifically, ASU
2019-05
amends ASU
2016-13
to allow companies to irrevocably elect, on adoption of ASU
2016-13,
the fair value option for financial instruments that were previously recorded at amortized cost, are within the scope of the guidance in ASC
326-20,
are eligible for the fair value option under ASC
825-20
and are not
held-to-maturity
debt securities. ASU
2019-05
is required to be adopted at the same time as ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2019-05
on January 1, 2020. The adoption of this amendment will not have a material impact on our consolidated financial statements or related disclosures.
In May 2019, the FASB issued ASU
2019-11,
Financial Instruments—Credit Losses (Topic 326): Codification Improvements, which revises certain aspects of the new guidance on Topic 326 for credit losses. Matters addressed in this amendment include purchased credit-deteriorated assets, transition relief for troubled debt restructurings, disclosure relief for accrued interest receivable, and financial assets secured by collateral maintenance provisions. ASU
2019-11
is required to be adopted at the same time as ASU 2016-13. We adopted both ASU
2016-13
and ASU
2019-11
on January 1, 2020 and the adoption of this standard will not have a material impact on our consolidated financial statements and related disclosures.
In February 2020, the FASB issued ASU
2020-02,
Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842): Amendments to the Securities and Exchange Comission (“SEC”) Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No.
 2016-02,
Leases (Topic 842). ASU
2020-02
adds an SEC paragraph to Topic 326 pursuant to the issuance of SEC Staff Accounting Bulletin No. 119 and applies to all registrants that are creditors in loan transactions that, individually or in the aggregate, have a material effect on the registrant’s financial condition. The staff guidance is applicable upon a registrant’s adoption of ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2020-02
on January 1, 2020 and the adoption of this standard will not have a material impact on our consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement, (Topic 820), which modifies the disclosure requirements for financial instruments measured at fair value. ASU
2018-13
is required to be adopted for public business entities by January 1, 2020, with early adoption permitted from the date of issuance of ASU 2018-13. We adopted the new standard with effect from January 1, 2020, and the adoption of this standard will not have a material impact on our consolidated financial statement disclosures.
In October 2018, the FASB issued ASU
2018-17,
Consolidation (Topic 810), which contains updated guidance for the financial reporting associated with consolidation of variable interest entities (VIEs). ASU
2018-17
amends two aspects of the related-party guidance in Topic 810. Specifically, the guidance adds an elective private-company scope exception to the variable interest entity guidance for entities under common control and removes a sentence in ASC
810-10-55-37D
regarding the evaluation of fees paid to decision makers. We adopted the new standard with effect from January 1, 2020, and the adoption of this standard will not have a material impact on our consolidated financial statements and related disclosures.
In January 2020, the FASB issued ASU
2020-01,
Clarifying the Interactions Between Topic 321, Topic 323, and Topic 815. The amendments in ASU
2020-01
make improvements related to the accounting for (1) an equity security under the measurement alternative before application or after discontinuation of the equity method of accounting and (2) forward contracts and purchased options to acquire an equity instrument that will be accounted for under Topic 323. The guidance is effective for annual and interim periods beginning after 15 December 2020 for public business entities and an entity may early adopt the guidance in any annual or interim period after issuance. We plan to adopt these amendments on January 1, 2021 and we are currently assessing the impact that the updates will have on our consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) - Reference Rate Reform on Financial Reporting. Amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. This optional guidance may be applied prospectively from any date beginning March 12, 2020 but cannot be applied to modifications that occur after December 31, 2022. We do not currently have any contracts that have been changed to a new reference rate, but we will continue to evaluate our contracts and the effects of this standard on our consolidated financial position, results of operations, and cash flows prior to adoption